T. ROWE PRICE LARGE-CAP VALUE FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 97.1%			Food & Staples Retailing 1.6%
Communication Services 5.6%			Walmart	364,472	41,411
					41,411
Diversified Telecommunication Services 2.1%
Verizon Communications	1,044,319	56,111	Food Products 4.1%
			Bunge	537,119	22,038
		56,111
			Conagra Brands	1,156,622	33,935
Entertainment 1.8%			Tyson Foods, Class A	932,129	53,943
Fox, Class B	1,018,070	23,293			109,916
Walt Disney	267,015	25,794
			Household Products 1.6%
		49,087
			Kimberly-Clark	336,016	42,966
Media 1.7%					42,966
Comcast, Class A	841,545	28,933
News, Class A	1,755,689	15,757	Tobacco 1.7%
			Philip Morris International	626,763	45,729
		44,690
Total Communication Services		149,888			45,729
			Total Consumer Staples		259,907
Consumer Discretionary 1.7%
			Energy 7.5%
Auto Components 0.5%
Magna International (1)	404,655	12,916	Oil, Gas & Consumable Fuels 7.5%
			ConocoPhillips	415,800	12,807
		12,916
			Exxon Mobil	851,840	32,344
Hotels, Restaurants & Leisure 1.0%			Occidental Petroleum	630,043	7,296
Carnival	240,879	3,173	Pioneer Natural Resources	245,102	17,194
Las Vegas Sands	345,356	14,667	TC Energy	1,294,569	57,349
McDonald's	33,900	5,605	TOTAL, ADR	1,948,739	72,571
Royal Caribbean Cruises (1)	130,300	4,192	Total Energy		199,561
		27,637	Financials 19.8%
Multiline Retail 0.2%
Kohl's	363,799	5,308	Banks 7.8%
			Citigroup	262,036	11,037
		5,308
			Fifth Third Bancorp	2,386,158	35,434
Total Consumer Discretionary		45,861	JPMorgan Chase	755,630	68,029
Consumer Staples 9.8%			Signature Bank	182,765	14,693
Beverages 0.8%			Wells Fargo	2,734,783	78,488
PepsiCo	165,570	19,885			207,681
		19,885	Capital Markets 4.7%
			Charles Schwab (1)	760,800	25,578
			Franklin Resources (1)	600,831	10,028
			Morgan Stanley	1,896,391	64,477
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
State Street	449,027	23,920	Pfizer	1,172,878	38,283
		124,003			167,441
Diversified Financial Services 0.6%			Total Health Care		458,559
Equitable Holdings	1,170,707	16,917	Industrials & Business Services 11.0%
		16,917	Aerospace & Defense 1.9%
Insurance 6.7%			Boeing	186,435	27,805
American International Group	1,941,718	47,087	Raytheon	172,211	22,585
Chubb	563,893	62,981			50,390
Marsh & McLennan	443,013	38,303	Air Freight & Logistics 2.2%
MetLife	978,272	29,906
			United Parcel Service, Class B	621,335	58,045
		178,277
					58,045
Total Financials		526,878
			Airlines 0.8%
Health Care 17.3%
			Southwest Airlines	603,732	21,499
Biotechnology 2.6%					21,499
AbbVie	508,955	38,777	Building Products 0.6%
Gilead Sciences	396,293	29,627	Fortune Brands Home &
		68,404	Security	366,053	15,832
Health Care Equipment & Supplies 5.7%					15,832
Becton Dickinson & Company	167,822	38,560	Commercial Services & Supplies 0.6%
Hologic (2)	642,216	22,542	Stericycle (1)(2)	304,909	14,812
Medtronic	756,752	68,244			14,812
Zimmer Biomet Holdings	214,465	21,678
			Electrical Equipment 0.5%
		151,024	Rockwell Automation	95,300	14,382
Health Care Providers & Services 2.1%					14,382
CVS Health	921,756	54,688
			Industrial Conglomerates 2.8%
		54,688	General Electric	9,455,911	75,080
Life Sciences Tools & Services 0.6%					75,080
Thermo Fisher Scientific	59,950	17,002
			Machinery 1.1%
		17,002	Cummins	45,100	6,103
Pharmaceuticals 6.3%			Illinois Tool Works	166,075	23,603
Elanco Animal Health (2)	665,600	14,903			29,706
Johnson & Johnson	546,086	71,608
Merck	214,746	16,522	Professional Services 0.5%
Perrigo	543,251	26,125	Nielsen Holdings	1,057,599	13,262
					13,262
			Total Industrials & Business Services		293,008

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Information Technology 10.7%			NextEra Energy	192,836	46,400
			Southern	1,511,847	81,852
Communications Equipment 1.6%					164,979
Cisco Systems	1,114,110	43,796
			Multi-Utilities 1.3%
		43,796
			CenterPoint Energy	1,229,840	19,001
Electronic Equipment, Instruments & Components 0.6%			Sempra Energy	141,193	15,953
TE Connectivity	240,165	15,126			34,954
		15,126	Total Utilities		199,933
Semiconductors & Semiconductor Equipment 5.7%			Total Miscellaneous Common Stocks (3)1.0%		25,112
Applied Materials	896,540	41,079	Total Common Stocks
NXP Semiconductors	160,512	13,311	(Cost $2,729,190)		2,580,603
QUALCOMM	929,877	62,906
Texas Instruments	345,427	34,519	CONVERTIBLE PREFERRED STOCKS 1.7%

		151,815	Health Care 0.3%
Software 2.8%
			Health Care Equipment & Supplies 0.3%
Microsoft	470,156	74,148
			Becton Dickinson & Company,
		74,148	Series A, 6.125%, 5/1/20	128,898	7,061
Total Information Technology		284,885			7,061
Materials 3.5%			Pharmaceuticals 0.0%
Chemicals 2.1%			Elanco Animal Health, 5.00%,
			2/1/23 (1)	23,931	987
CF Industries Holdings	849,123	23,096
DuPont de Nemours	936,429	31,933			987
			Total Health Care		8,048
		55,029
			Utilities 1.4%
Containers & Packaging 1.4%
International Paper	1,175,459	36,592	Electric Utilities 0.5%
		36,592	Southern, Series A, 6.75%,
			8/1/22	282,711	13,044
Total Materials		91,621
					13,044
Real Estate 1.7%
			Multi-Utilities 0.9%
Equity Real Estate Investment Trusts 1.7%			Sempra Energy, Series A,
SL Green Realty, REIT	369,394	15,921	6.00%, 1/15/21	203,820	19,126
Weyerhaeuser, REIT	1,738,600	29,469
Total Real Estate		45,390
Utilities 7.5%

Electric Utilities 6.2%
Edison International	670,326	36,727

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Sempra Energy, Series B,			SECURITIES LENDING COLLATERAL 0.8%
6.75%, 7/15/21	50,092	4,704
		23,830	Investments in a Pooled Account through Securities Lending
			Program with State Street Bank and Trust Company 0.8%
Total Utilities		36,874
Total Convertible Preferred Stocks			Short-Term Funds 0.8%
(Cost $47,263)		44,922	T. Rowe Price Short-Term Fund,
			1.28% (4)(5)	2,048,316	20,483

SHORT-TERM INVESTMENTS 1.5%			Total Investments in a Pooled Account
			through Securities Lending Program with
Money Market Funds 1.5%			State Street Bank and Trust Company		20,483
T. Rowe Price Government Reserve			Total Securities Lending Collateral
Fund, 0.95% (4)(5)	41,548,891	41,549	(Cost $20,483)		20,483
Total Short-Term Investments			Total Investments in Securities 101.1%
(Cost $41,549)		41,549
			(Cost $2,838,485)		$2,687,557
			Other Assets Less Liabilities (1.1)%		(30,199)
			Net Assets 100%		$2,657,358

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2020.
(2)	Non-income producing
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$200
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$200+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government Reserve Fund	$74,703		¤	¤	$41,549
T. Rowe Price Short-Term Fund	41,627		¤	¤	20,483
					$62,032^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $200 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $62,032.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Large-Cap Value Fund (the fund), formerly the Institutional Large-Cap Value Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC

T. ROWE PRICE LARGE-CAP VALUE FUND

Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,580,603	$ —	$ —	$ 2,580,603
Convertible Preferred Stocks	—	44,922	—	44,922
Short-Term Investments	41,549	—	—	41,549
Securities Lending Collateral	20,483	—	—	20,483
Total	$2,642,635	$ 44,922	$ —	$ 2,687,557